Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss	$ (10,471,889)	$ (17,505,765)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation expense	1,108,186	1,769,621
Impairment of fixed assets	105,506	258,114
Impairment of goodwill and other intangible assets		2,636,402
Amortization of bond premium and realized loss on investments in debt securities	34,556	52,096
Amortization of operating lease - right-of-use asset	224,388
Amortization of operating lease - right-of-use asset - related party	30,160
Amortization of debt discount	1,403,244
Bad debt expense	83,564	17,489
Warrants issued for services rendered
Stock issued for services	309,781	717,759
Stock issued for services - related parties	1,215,365	694,524
Loss on debt extinguishment - related party	291,000
(Increase) in:
Accounts Receivable	(509,212)	(688,425)
Inventory	17,191	(104,905)
Prepaids and other	108,442	(147,845)
Deposits	3,674
Increase in:
Accounts payable and accrued expenses	(411,204)	677,114
Accounts payable and accrued expenses - related party	72,428
Operating lease liability	(230,014)	24,240
Operating lease liability - related party	(28,563)
Net cash used in operating activities	(6,643,397)	(11,599,581)
Investing activities
Proceeds from sale of marketable debt securities	2,130,116	1,151,186
Cash Paid to EzFill Holdings, Inc.		(321,250)
Acquisition of vehicle	40,616	(3,258,417)
Net cash used in investing activities	2,170,732	(2,428,481)
Financing activities
Proceeds from line of credit		1,000,000
Proceeds from notes payable	250,000	2,191,308
Proceeds from notes payable - related parties	4,590,600
Proceeds from stock issued for cash	25,308
Cash paid for direct offering costs	(25,308)
Repayments on line of credit	(1,000,000)
Repayments on notes payable	(945,243)
Repayments on loan payable - related party	(262,500)	(657,719)
Net cash provided by financing activities	2,632,857	2,533,589
Net increase (decrease) in cash	(1,839,808)	(11,494,473)
Cash and cash equivalents - beginning of year	2,066,793	13,561,266
Cash and cash equivalents - end of year	226,985	2,066,793
Supplemental disclosure of cash flow information
Cash paid for interest	178,944	101,075
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities
Debt discount	1,621,650
Realized gains on sale of investments in debt securities - elimination of AOCL	44,590
True up notes payable and vehicle balances for actual borrowings	24,664
Right-of-use asset obtained in exchange for new operating lease liability – related party	316,557
Next Charging LLC [Member]
Operating activities
Net loss	(596,039)	(13,715)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation expense	9,992
Accretion Income	(178,525)
Imputed Interest – Related Party	74,559	1,732
(Increase) in:
Note receivable – related party	(55,538)	(1,556)
Increase in:
Accounts payable and accrued expenses	68,525	2,632
Net cash used in operating activities	(677,026)	(10,907)
Investing activities
Cash Received from NR- The Farkas Group	73,579
Cash Paid to EzFill Holdings, Inc.	(2,350,000)
Escrow Deposit on Future Acquisition	(250,000)
Acquisition of vehicle	(88,734)
Net cash used in investing activities	(2,615,155)
Financing activities
Borrowings on debt - related party	3,835,000
Net cash provided by financing activities	3,835,000
Net increase (decrease) in cash	542,819	(10,907)
Cash and cash equivalents - beginning of year	1,457	12,364
Cash and cash equivalents - end of year	544,276	1,457
Supplemental disclosure of cash flow information
Cash paid for interest
Cash paid for income taxes